Fair value of financial instruments - Narrative (Details) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total principal debt	$ 625	$ 625
Secured Debt
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total principal debt	575	575
Second Lien Facility | Secured Debt
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total principal debt	575	$ 575
Level 1 | Second Lien Facility | Secured Debt
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total principal debt	$ 575